FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates, exchange rates and commodity prices. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, which fix the Norwegian kroner to U.S. dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds and which swap floating commodity prices to fixed prices. From a financial perspective these swaps hedge interest rate, exchange rate and fuel price exposure. As of December 31, 2023, the counterparties to such contracts are DNB Bank ASA, Nordea Bank Finland Plc., Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S and Sumitomo Mitsui Banking Corporation. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2023	2022
Designated derivative instruments -short-term assets:
Interest rate swaps	4,333	1,229
Non-designated derivative instruments -short-term assets:
Interest rate swaps	284	707
Total derivative instruments -short-term assets	4,617	1,936
Designated derivative instruments -long-term assets:
Interest rate swaps	2,357	12,963
Non-designated derivative instruments -long-term assets:
Interest rate swaps	11,251	13,753
Total derivative instruments - long-term assets	13,608	26,716

(in thousands of $)	2023	2022
Designated derivative instruments -short-term liabilities:
Cross currency interest rate swaps	—	2,260
Cross currency swaps	11,845	14,601
Non-designated derivative instruments -short-term liabilities:
Cross currency swaps	85	—
Commodity swaps	436	—
Total derivative instruments - short-term liabilities	12,366	16,861
Designated derivative instruments -long-term liabilities:
Cross currency interest rate swaps	—	4,054
Cross currency swaps	8,965	10,233
Non-designated derivative instruments -long-term liabilities:
Cross currency swaps	—	70
Total derivative instruments - long-term liabilities	8,965	14,357

Interest rate risk management

The Company manages its debt portfolio with interest rate and currency swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. As of December 31, 2023, the Company and its consolidated subsidiaries had entered into interest rate and currency swap transactions, to achieve fixed interest rates.
Due to the discontinuance of LIBOR after June 30, 2023, and notwithstanding the automatic conversion mechanisms to alternative rates, the Company has entered into amendment agreements to existing swap agreements for the transition from LIBOR to SOFR. The Company elected to apply the optional expedient pursuant to ASC 848 for contracts which are designated as cash flow hedges within the scope of ASC 815. This meant that the Company was not required to de-designate hedging relationships as a result of changes to loan and swap agreements which related solely to the replacement of LIBOR as a benchmark rate to SOFR.

The summary below includes all interest rate swap transactions, involving the payment of fixed rates, in exchange for SOFR plus applicable credit adjustment spreads, most of which are hedges against specific loans. The fixed interest rate below includes the impact of credit adjustment spreads.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$30,000 (remaining at $30,000)	May 2019	June 2024	1.9%	*
$48,332 (remaining at $48,332)	May 2019	March 2024	1.8%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.2% - 1.3%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.1%	*
$108,735 (reducing to $92,233)	April 2020	January 2025	0.2%

The summary below includes all currency swap transactions, involving the payment of SOFR plus a margin in U.S. dollars in exchange for NIBOR plus a margin in Norwegian kroner, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Margin on SOFR leg (payable)	Margin on NIBOR leg (receivable)
NOK700 million	May 2019	June 2024	5.0% - 5.1%	4.6%	*
NOK600 million	January 2020	January 2025	4.8%	4.4%	*

*    These swaps relate to the NOK700 million and NOK600 million senior unsecured bonds due 2024 and 2025, whereby the overall position of entering into interest rate and currency swap transactions is that a fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.

The total net notional principal amount subject to interest swap agreements as of December 31, 2023, was $0.4 billion (December 31, 2022: $0.6 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million and NOK600 million senior unsecured bonds due 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from the NOK700 million and NOK600 million senior unsecured bonds due 2024 and 2025, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Commodity price risk management

As of December 31, 2023, the Company had entered into two cash-settled commodity swap transactions, involving the payment of a fixed price per metric tonne of gas oil for a floating price. The contracts mature in March 2024 and September 2024.
Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2023, and 2022, are as follows:

	2023	2023	2022	2022
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity Securities	5,104	5,104	7,283	7,283
NOK700 million senior unsecured floating rate bonds due 2023	—	—	71,243	71,421
NOK700 million senior unsecured floating rate bonds due 2024	68,426	68,919	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	58,089	59,181	60,048	60,348
4.875% senior unsecured convertible bonds due 2023	—	—	137,900	137,211
7.25% senior unsecured sustainability linked bonds due 2026	150,000	146,310	150,000	144,188
8.875% senior unsecured sustainability linked bonds due 2027	150,000	152,820	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts – short-term receivables	4,617	4,617	1,936	1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608	13,608	26,716	26,716
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366	12,366	16,861	16,861
Interest rate/ currency swap/ commodity contracts – long-term payables	8,965	8,965	14,357	14,357

The above short-term receivables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2023, include $0.3 million which relates to non-designated swap contracts (December 31, 2022: $0.7 million), with the balance relating to designated hedges. The above long-term receivables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2023, include $11.3 million which relates to non-designated swap contracts (December 31, 2022: $13.8 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2023, include $0.5 million which relates to non-designated swap contracts (December 31, 2022: $0.0 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2023, include $0.0 million which relates to non-designated swap contracts (December 31, 2022: $0.1 million), with the balance relating to designated hedges.
The above fair values of financial assets and liabilities as of December 31, 2023, are measured as follows:

		Fair value measurements using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	5,104	5,104
Interest rate/ currency/ commodity swap contracts – short-term receivables	4,617		4,617
Interest rate/ currency/ commodity swap contracts - long-term receivables	13,608		13,608
Total assets	23,329	5,104	18,225	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2024	68,919	68,919
NOK600 million senior unsecured floating rate bonds due 2025	59,181	59,181
7.25% senior unsecured sustainability linked bonds due 2026	146,310	146,310
8.875% senior unsecured sustainability linked bonds due 2027	152,820	152,820
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366		12,366
Interest rate/ currency/ commodity swap contracts – long-term payables	8,965		8,965
Total liabilities	448,561	427,230	21,331	—

The above fair values of financial assets and liabilities as of December 31, 2022, were measured as follows:

		Fair value measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	7,283	7,283
Interest rate/ currency/ commodity swap contracts – short-term receivables	1,936		1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	26,716		26,716
Total assets	35,935	7,283	28,652	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	71,421
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,348
4.875% senior unsecured convertible bonds due 2023	137,211	137,211
7.25% senior unsecured sustainability linked bonds due 2026	144,188	144,188
Interest rate/ currency/ commodity swap contracts – short-term payables	16,861		16,861
Interest rate/ currency/ commodity swap contracts – long-term payables	14,357		14,357
Total liabilities	515,120	483,902	31,218	—
ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

As of December 31, 2023, investment in equity securities consist of NorAm Drilling shares trading on the Euronext Growth exchange in Oslo.

As of December 31, 2023, the estimated fair values for the senior unsecured floating rate NOK bonds due 2024 and 2025, the 7.25% senior unsecured sustainability linked bonds due 2026 and the 8.875% senior unsecured sustainability linked bonds due 2027 are based on the quoted market prices as of the balance sheet date.

As of December 31, 2023, the fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and SOFR/NIBOR interest rates as of the balance sheet date.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Credit Agricole Corporate and Investment Bank, BNPP Bank, UBS Group AG (previously Credit Suisse) and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of December 31, 2023 and 2022, the Company posted cash collateral related to derivative instruments under its collateral security arrangements of $7.1 million and $8.8 million, respectively, which is recorded within Other long term assets in the consolidated balance sheets. (Refer to Note 16: Other Long Term Assets). The Company also sometimes enter into master netting and offset agreements with such counterparties. As of December 31, 2023, the Company has International Swaps and Derivatives Association (“ISDA”) agreements with its swap counterparties which contain netting provisions.
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2023	% of consolidated operating revenues (Year ended December 31, 2023)	Number of Vessels /rigs chartered as of December 31, 2022	% of consolidated operating revenues (Year ended December 31, 2022)
Maersk A/S (“Maersk”)	16	28%	16	31%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”) ***	5	13%	6	15%
ConocoPhillips Skandinavia AS ("ConocoPhillips")**	1	10%	1	3%
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	8%	7	9%
Golden Ocean*	8	7%	8	8%
* Additionally see Note 25: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to the Company. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.
*** In September 2023, one of the vessels was redelivered from Evergreen to the Company and commenced the installation of efficiency upgrades. Following the installation of these upgrades, the vessel commenced a time charter contract with Hapag Lloyd for a duration of five years. The remaining five vessels are also expected to begin charters with Hapag Lloyd upon the completion of their current charters with Evergreen.

In addition, a portion of our net income is generated from our associated company, River Box. (See Note 18: Investment in Associated Companies). In the year ended December 31, 2023, income from River Box accounted for approximately 9% of our net income (year ended December 31, 2022: 4%).

As discussed in Note 25: Related Party Transactions, the Company, as of December 31, 2023, had one outstanding receivable loan balance granted by the Company to River Box totaling $45.0 million (December 31, 2022: $45.0 million). The loan granted by the Company is considered not impaired as of December 31, 2023 due to the fair value of the vessels owned by River Box exceeding the book values as of December 31, 2023.